BNY Mellon National Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9%
Alabama — 2.5%
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000	420,000
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	451,785
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,037,311
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,657,533
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	517,539
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	826,605
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	754,798
				11,665,571
Alaska — 1.0%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2028	2,495,000	2,661,960
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2029	1,825,000	1,988,723
				4,650,683
Arizona — 2.6%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,175,070
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,030,658
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,770,990
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D(a)	5.00	5/15/2026	3,125,000	3,155,891
				12,132,609
Arkansas — .6%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,017,985
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	767,650
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	844,630
				2,630,265
California — 3.1%
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,007,287
Inglewood Unified School District, GO, Ser. B	5.00	8/1/2030	640,000	706,497
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,371,836
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,056,497
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	522,932
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	2,750,000	2,960,173
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	597,225
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,452,684
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,015,000	2,210,614
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,072,345
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	608,219
				14,566,309
Colorado — 3.0%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,125,489

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Colorado — 3.0% (continued)
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,074,529
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventhealth Obligated Group)(a)	5.00	11/15/2028	2,875,000	3,033,948
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	846,136
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/17/2026	3,605,000	3,662,814
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	835,000	835,519
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA) Ser. K	3.88	5/1/2050	1,035,000	1,037,980
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA) Ser. B	3.00	5/1/2051	1,350,000	1,330,474
				13,946,889
Connecticut — 2.0%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,105,000	2,103,115
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,896,047
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	201,897
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,085,000	1,089,072
				9,290,131
Delaware — .2%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	6.00	1/1/2055	1,005,000	1,100,482
District of Columbia — 1.6%
District of Columbia, GO, Refunding, Ser. A	5.00	6/1/2031	2,060,000	2,133,432
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,833,161
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,292,719
				7,259,312
Florida — 7.7%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,853,815
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,438,152
County of Miami-Dade Aviation Revenue, Revenue Bonds, Refunding	5.00	10/1/2028	1,135,000	1,155,042
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,462,766
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,515,200
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,618,885
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,809,822
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,862,517
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2027	1,000,000	1,024,840
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2028	1,625,000	1,698,358
Miami-Dade County Housing Finance Authority, Revenue Bonds, Ser. A(a)	3.25	8/1/2029	5,000,000	5,026,116
Orange County Convention Center/Orlando, Revenue Bonds, Ser. A	5.00	10/1/2031	1,000,000	1,017,392
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,859,406
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,440,918
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,217,862
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2027	800,000	820,887

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Florida — 7.7% (continued)
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2028	750,000	784,968
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2027	1,250,000	1,282,636
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2028	1,000,000	1,046,625
				35,936,207
Georgia — 3.5%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(a)	4.00	9/1/2027	265,000	268,072
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	512,863
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	517,229
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	876,110
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B	5.00	12/1/2030	3,300,000	3,540,793
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,000,000
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,324,825
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	9/1/2029	5,000,000	5,429,796
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,006,926
				16,476,614
Hawaii — .8%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,068,978
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,587,940
				3,656,918
Illinois — 4.8%
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,098,647
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,028,830
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,101,580
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	587,458
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,886,498
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,405,000	1,529,324
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	504,336
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	535,783
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	852,914
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2030	620,000	678,406
Illinois Housing Development Authority, Revenue Bonds (Hope Manor Village Joliet)(Insured; HUD SECT 8)(a)	3.15	2/1/2028	2,000,000	2,003,601
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (McCormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,109,301
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. C	5.00	12/1/2030	1,000,000	1,114,792
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,061,387
State of Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,083,543
Winnebago-Boone ETC Counties Community College District No. 511, GO, Refunding (Rock Valley College) Ser. B	5.00	1/1/2029	2,145,000	2,290,404
				22,466,804

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Indiana — 4.8%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,105,000	1,159,580
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000	5,072,245
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,542,524
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(a)	5.00	10/1/2029	4,250,000	4,541,324
Indiana Finance Authority, Revenue Bonds, Refunding, (Indianapolis Power & Light Company Project) Ser. B(a)	0.95	4/1/2026	3,300,000	3,270,461
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,737,396
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	741,290
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	884,957
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	807,622
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	793,131
				22,550,530
Iowa — .7%
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,216,407
Kansas — .6%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,023,079
Kentucky — 3.5%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,921,480
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	504,425
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	563,290
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,039,738
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,690,000	1,718,054
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,783,722
Rural Water Financing Agency, Revenue Bonds Ser. A	2.75	5/1/2028	5,000,000	4,934,611
				16,465,320
Louisiana — .5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	521,135
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	296,845
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	356,935
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2026	275,000	276,341
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	383,720
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	354,190
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	328,138
				2,517,304
Maine — .5%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	350,000	364,667
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,020,000	1,023,437
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,050,000	1,056,439
				2,444,543
Massachusetts — 2.5%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,993,309
Massachusetts Development Finance Agency, Revenue Bonds, Ser. N(a)	3.30	7/1/2028	1,825,000	1,841,837
				11,835,146

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Michigan — 1.1%
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,051,263
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,993,491
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,225,227
				5,269,981
Minnesota — 1.1%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,281,151
Minnesota Health & Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,067,701
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	660,000	657,618
				5,006,470
Mississippi — 1.3%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA, Inc. Project) Ser. K(b)	2.90	11/1/2035	1,800,000	1,800,000
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	835,576
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,068,446
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,087,910
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,321,693
				6,113,625
Missouri — 2.1%
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,346,021
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,098,160
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,215,393
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,826
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,040,000	1,036,192
				9,697,592
Nebraska — 1.8%
Gretna Public Schools, GO (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	4,650,000	4,839,211
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	2,710,000	2,665,737
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	870,000	868,743
				8,373,691
Nevada — 1.1%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,105,997
New Hampshire — .5%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,573,027
New Jersey — 1.6%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	539,403
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	727,605
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	794,698

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New Jersey — 1.6% (continued)
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,078,806
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,110,580
				7,251,092
New Mexico — .2%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,139,891
New York — 7.0%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,920,981
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2028	2,900,000	3,091,244
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,424,431
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. J1	5.00	11/1/2028	5,000,000	5,350,132
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2028	1,100,000	1,175,478
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,424,517
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,074,586
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. B2(a)	3.60	5/1/2029	5,000,000	5,030,663
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,159,042
				32,651,074
North Dakota — .5%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,501,197
Ohio — 1.4%
Franklin County Convention Facilities Authority, Revenue Bonds, Refunding	5.00	12/1/2028	4,050,000	4,321,061
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,009,082
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,025,000	1,016,944
				6,347,087
Oklahoma — 2.1%
Canadian County Educational Facilities Authority, Revenue Bonds (Mustang Public Schools Project)	5.00	9/1/2027	300,000	304,508
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,067,989
Tulsa County Independent School District No. 4 Bixby, GO	5.00	6/1/2027	5,000,000	5,163,518
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	370,828
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	378,003
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2026	300,000	304,403
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2027	305,000	316,616
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2028	700,000	741,655
				9,647,520
Oregon — 1.6%
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2027	635,000	638,570
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2028	925,000	949,277
Lincoln County School District, GO (Insured; School Board Guaranty)(c)	5.00	6/15/2029	1,220,000	1,276,561
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2026	115,000	116,242
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	128,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Oregon — 1.6% (continued)
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	211,616
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,000,000	1,007,486
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,022,338
				7,350,710
Pennsylvania — 4.6%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,668,892
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,140,331
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management, Inc. Project) Ser. A(a)	4.00	7/1/2026	3,250,000	3,253,185
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,258,172
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	4/1/2029	500,000	531,773
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	10/1/2029	250,000	267,512
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	4/1/2030	300,000	326,481
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	10/1/2030	200,000	219,016
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2027	2,430,000	2,489,219
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2028	2,730,000	2,850,601
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	5,200,000	5,522,454
				21,527,636
Rhode Island — 2.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	620,340
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	5/15/2027	9,915,000	9,930,213
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	880,000	867,453
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,025,000	1,021,275
				12,439,281
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,545,000	1,533,545
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	371,084
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,067,525
				2,972,154
South Dakota — .4%
South Dakota Conservancy District, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2031	1,980,000	2,055,563
Tennessee — 1.4%
Rutherford County Health & Educational Facilities Board, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. B1(a)	5.00	11/15/2030	2,500,000	2,734,096
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,994,600
				6,728,696
Texas — 13.0%
Alamo Heights Independent School District, GO, (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.00	2/1/2026	3,220,000	3,220,097
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	12/1/2028	820,000	869,769
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,105,611

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Texas — 13.0% (continued)
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,750,786
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2030	1,500,000	1,645,298
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000	1,305,725
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,125,916
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)(a)	5.00	7/1/2026	1,750,000	1,750,000
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,545,281
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000	3,704,571
Eagle Mountain & Saginaw Independent School District, GO(a),(d)	4.00	8/1/2027	10,000	10,218
Eagle Mountain & Saginaw Independent School District, GO(a)	4.00	8/1/2027	1,115,000	1,135,412
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	0.72	8/1/2026	1,605,000	1,573,218
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,136,475
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,329,264
Housing Options, Inc., Revenue Bonds (Royal Crest Apartments)(Insured; HUD SECT 8)(a)	3.05	2/1/2028	2,000,000	2,001,493
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	614,704
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,579,192
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	3,945,000	3,972,556
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,889,555
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding(a)	1.75	2/1/2026	2,500,000	2,500,000
San Antonio Water System, Revenue Bonds(a)	1.00	11/1/2026	1,275,000	1,247,001
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. B(a)	5.00	11/15/2029	7,500,000	8,057,850
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,767,717
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000	2,010,547
Thorndale Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	615,000	651,183
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,345,318
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2030	1,000,000	1,048,704
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,000,000	1,049,280
				60,942,741
U.S. Related — .8%
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2028	1,250,000	1,296,339
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2029	1,255,000	1,323,308
Puerto Rico, Notes(b)	2.96	11/1/2051	1,439,959	941,373
				3,561,020
Utah — .2%
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2026	375,000	380,503
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2028	415,000	438,420
				818,923
Virginia — 2.1%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,264,125

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
Virginia — 2.1% (continued)
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,137,711
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,228,302
Virginia Commonwealth University Health System Authority Revenue, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B(b)	2.85	7/1/2037	1,000,000	1,000,000
				9,630,138
Washington — 1.7%
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	151,225
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2027	200,000	203,756
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2028	300,000	309,712
Port of Seattle, Revenue Bonds	5.00	5/1/2026	5,000,000	5,043,637
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	643,385
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2029	1,000,000	1,093,504
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center)(e)	5.00	12/1/2025	275,000	275,000
				7,720,219
West Virginia — .7%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,037,121
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,033,921
				3,071,042
Wisconsin — .8%
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2026	275,000	278,791
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2027	290,000	298,388
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2028	375,000	391,593
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2029	300,000	317,669
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,517,460
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,011,640
				3,815,541
Total Long-Term Municipal Investments (cost $459,124,720)				462,143,031
Short-Term Municipal Investments — .7%
South Carolina — .7%
Saxe Gotha-Lexington Public Facilities Corp., Revenue Notes, Refunding	4.75	3/12/2026	3,300,000	3,313,552
Washington — .0%
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2026	200,000	201,909
Total Short-Term Municipal Investments (cost $3,509,869)				3,515,461
Total Investments (cost $462,634,589)			99.6%	465,658,492
Cash and Receivables (Net)			.4%	1,691,618
Net Assets			100.0%	467,350,110

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, these securities amounted to $275,000 or .1% of net assets.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Municipal Securities	—	465,658,492	—	465,658,492
	—	465,658,492	—	465,658,492

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2025, accumulated net unrealized appreciation on investments was $3,023,903, consisting of $4,188,929 gross unrealized appreciation and $1,165,026 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.